Prospectus Supplement
John Hancock Funds II
Multimanager Lifestyle Balanced Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Moderate Portfolio (each a fund and, collectively, the funds)
Supplement dated August 19, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
The following information supplements and supersedes any information to the contrary relating to Class 5 shares contained in the Prospectus.
Effective after the close of business on or about September 18, 2026 (the Effective Date), no Class 5 shares of the funds may be purchased or acquired by new investors, and each fund will redeem all outstanding Class 5 shares and distribute the proceeds to shareholders. After the Effective Date, any investment received by a fund that is intended for Class 5 shares will be rejected.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II
Multimanager Lifestyle Balanced Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Moderate Portfolio (each a fund and, collectively, the funds)
Supplement dated August 19, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
The following information supplements and supersedes any information to the contrary relating to Class 5 shares contained in the SAI.
Effective after the close of business on or about September 18, 2026 (the Effective Date), no Class 5 shares of the funds may be purchased or acquired by new investors, and each fund will redeem all outstanding Class 5 shares and distribute the proceeds to shareholders. After the Effective Date, any investment received by a fund that is intended for Class 5 shares will be rejected.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.